SUMMARIZED CONDENSED CONSOLIDATING INFORMATION Condensed Consolidating Statement of Income (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Revenues:
Rental income	$ 8,781	$ 24,820	$ 18,628	$ 48,483	$ 36,190	$ 80,678
Interest income	14	297	177	361	217	3,547
Total revenues	8,795	25,117	18,805	48,844	36,407	84,225
Expenses:
Depreciation and amortization	3,134	7,557	6,290	14,860	12,377	26,591
Interest	3,859	8,148	7,505	15,846	15,103	30,319
General and administrative	1,553	3,489	2,923	7,810	5,592	14,473
(Income) loss in subsidiary	0	0	0	0	0	0
Total expenses	8,546	19,194	16,718	38,516	33,072	71,383
Income before income taxes	249					12,842
Income tax expense	242					0
Net income	7	5,923	2,087	10,328	3,335	12,842
Net income per common share, basic (dollars per share)	$ 0.00	$ 0.16	$ 0.08	$ 0.28	$ 0.13	$ 0.43
Net income per common share, diluted (dollars per share)	$ 0.00	$ 0.16	$ 0.08	$ 0.28	$ 0.13	$ 0.43
Weighted-average number of common shares outstanding, basic (shares)	25,110,936	37,147,942	25,154,284	37,092,683	25,140,781	30,109,417
Weighted-average number of common shares outstanding, diluted (shares)	25,186,988	37,191,687	25,226,179	37,119,005	25,210,575	30,171,225
Parent Company
Revenues:
Rental income	0	0	0	0	0	0
Interest income	12	1	13	7	41	64
Total revenues	12	1	13	7	41	64
Expenses:
Depreciation and amortization	0	12	12	24	29	53
Interest	0	0	0	0	0	0
General and administrative	1,543	3,083	2,686	6,920	5,315	9,905
(Income) loss in subsidiary	(1,780)	(9,017)	(4,772)	(17,265)	(8,638)	(22,736)
Total expenses	(237)	(5,922)	(2,074)	(10,321)	(3,294)	(12,778)
Income before income taxes	249
Income tax expense	242
Net income	7	5,923	2,087	10,328	3,335	12,842
Issuers
Revenues:
Rental income	0	0	0	0	0	0
Interest income	0	0	0	0	0	0
Total revenues	0	0	0	0	0	0
Expenses:
Depreciation and amortization	0	0	0	0	0	0
Interest	2,470	4,757	4,653	9,514	9,403	18,913
General and administrative	0	1	0	2	0	1
(Income) loss in subsidiary	(4,250)	(13,775)	(9,425)	(26,781)	(18,041)	(41,650)
Total expenses	(1,780)	(9,017)	(4,772)	(17,265)	(8,638)	(22,736)
Income before income taxes	1,780
Income tax expense	0
Net income	1,780	9,017	4,772	17,265	8,638	22,736
Combined Guarantor Subsidiaries
Revenues:
Rental income	5,635	18,372	12,337	35,586	23,608	55,447
Interest income	0	296	162	354	175	3,479
Total revenues	5,635	18,668	12,499	35,940	23,783	58,926
Expenses:
Depreciation and amortization	2,031	5,492	4,173	10,724	8,111	18,144
Interest	151	715	324	1,178	646	1,333
General and administrative	0	376	208	839	211	4,476
(Income) loss in subsidiary	(227)	55	(105)	(147)	(199)	(493)
Total expenses	1,955	6,638	4,600	12,594	8,769	23,460
Income before income taxes	3,680
Income tax expense	0
Net income	3,680	12,030	7,899	23,346	15,014	35,466
Combined Non-Guarantor Subsidiaries
Revenues:
Rental income	3,146	6,448	6,291	12,897	12,582	25,231
Interest income	2	0	2	0	1	4
Total revenues	3,148	6,448	6,293	12,897	12,583	25,235
Expenses:
Depreciation and amortization	1,103	2,053	2,105	4,112	4,237	8,394
Interest	1,238	2,676	2,528	5,154	5,054	10,073
General and administrative	10	29	29	49	66	91
(Income) loss in subsidiary	0	0	0	0	0	0
Total expenses	2,351	4,758	4,662	9,315	9,357	18,558
Income before income taxes	797
Income tax expense	0
Net income	797	1,690	1,631	3,582	3,226	6,677
Elimination
Revenues:
Rental income	0	0	0	0	0	0
Interest income	0	0	0	0	0	0
Total revenues	0	0	0	0	0	0
Expenses:
Depreciation and amortization	0	0	0	0	0	0
Interest	0	0	0	0	0	0
General and administrative	0	0	0	0	0	0
(Income) loss in subsidiary	6,257	22,737	14,302	44,193	26,878	64,879
Total expenses	6,257	22,737	14,302	44,193	26,878	64,879
Income before income taxes	(6,257)
Income tax expense	0
Net income	$ (6,257)	$ (22,737)	$ (14,302)	$ (44,193)	$ (26,878)	$ (64,879)